Fair Values of Pension Plan Assets (Detail)	Dec. 31, 2014
Mutual Funds | Equity
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Percentage of investments	50.00%
Mutual Funds | Fixed Income Investments
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Percentage of investments	50.00%
Common Collective Trusts | Equity
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Percentage of investments	65.00%
Common Collective Trusts | Fixed Income Investments
Schedule of Pension and Other Postretirment Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Percentage of investments	35.00%